Risk Management - Schedule of Trading Book (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulatory risk [member] | Trading book [member]
Estimated limit for market risk [line items]
Market risk exposure (MRE)	58.66%	65.63%	83.34%